Fair Value Measurement (Details) - Schedule of IPO and the Warrants were Revaluated According to the Amount Agreed Upon With Bank Mizrahi that the Warrant Will be Settled - Bank Mizrahi [Member]
$ in Thousands
Jun. 30, 2024 USD ($)
SAFE [Member]
Fair Value Measurement (Details) - Schedule of IPO and the Warrants were Revaluated According to the Amount Agreed Upon With Bank Mizrahi that the Warrant Will be Settled [Line Items]
Fair value	$ (409)
SAFE [Member] | Level 3 [Member]
Fair Value Measurement (Details) - Schedule of IPO and the Warrants were Revaluated According to the Amount Agreed Upon With Bank Mizrahi that the Warrant Will be Settled [Line Items]
Fair value	(409)
Warrants [Member]
Fair Value Measurement (Details) - Schedule of IPO and the Warrants were Revaluated According to the Amount Agreed Upon With Bank Mizrahi that the Warrant Will be Settled [Line Items]
Fair value	(165)
Warrants [Member] | Level 3 [Member]
Fair Value Measurement (Details) - Schedule of IPO and the Warrants were Revaluated According to the Amount Agreed Upon With Bank Mizrahi that the Warrant Will be Settled [Line Items]
Fair value	(165)
Warrants [Member] | Level 1 [Member]
Fair Value Measurement (Details) - Schedule of IPO and the Warrants were Revaluated According to the Amount Agreed Upon With Bank Mizrahi that the Warrant Will be Settled [Line Items]
Fair value
Warrants [Member] | Level 2 [Member]
Fair Value Measurement (Details) - Schedule of IPO and the Warrants were Revaluated According to the Amount Agreed Upon With Bank Mizrahi that the Warrant Will be Settled [Line Items]
Fair value